Segment and Geographic Information (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 420.0	$ 391.0
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	287.0	281.0
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	90.0	78.0
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 43.0	$ 32.0